Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF

January 31, 2020 (unaudited)

	Principal Amount	Value
Long - Term Bonds 98.2%
Corporate Bonds — 89.2%

Consumer Discretionary — 10.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.625%, due 1/15/27‡	$129,000	$130,774
5.875%, due 2/15/28‡	134,000	143,380
7.500%, due 3/15/26‡	99,000	109,642
Allison Transmission, Inc.
5.875%, due 6/1/29‡	88,000	95,700
Boyd Gaming Corp.
4.750%, due 12/1/27‡	170,000	172,550
6.000%, due 8/15/26	121,000	128,562
6.375%, due 4/1/26	126,000	133,875
Caesars Resort Collection LLC / CRC Finco, Inc.
5.250%, due 10/15/25‡	294,000	298,410
Cedar Fair LP
5.250%, due 7/15/29‡	84,000	88,620
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.375%, due 4/15/27	89,000	94,229
Churchill Downs, Inc.
4.750%, due 1/15/28‡	89,000	91,781
5.500%, due 4/1/27‡	106,000	111,432
Eldorado Resorts, Inc.
6.000%, due 9/15/26	102,000	111,690
Goodyear Tire & Rubber Co. (The)
4.875%, due 3/15/27(a)	124,000	127,720
5.000%, due 5/31/26(a)	149,000	154,960
Hanesbrands, Inc.
4.625%, due 5/15/24‡	161,000	169,050
4.875%, due 5/15/26‡	150,000	158,062
Hilton Domestic Operating Co., Inc.
4.250%, due 9/1/24	173,000	175,595
4.875%, due 1/15/30	169,000	178,717
5.125%, due 5/1/26	260,000	271,700
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, due 4/1/25	150,000	152,812
4.875%, due 4/1/27	100,000	104,625
International Game Technology PLC
6.250%, due 2/15/22‡	257,000	268,565
6.250%, due 1/15/27‡	128,000	144,160
6.500%, due 2/15/25‡	192,000	216,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 6/1/27‡	126,000	132,772
5.250%, due 6/1/26‡	172,000	180,170
Marriott Ownership Resorts, Inc. / Ilg LLC
6.500%, due 9/15/26	129,000	139,643
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.500%, due 9/1/26	91,000	94,754
5.625%, due 5/1/24	170,000	185,088
5.750%, due 2/1/27	126,000	139,860
MGM Resorts International
4.625%, due 9/1/26	85,000	89,144
5.500%, due 4/15/27	170,000	186,788
5.750%, due 6/15/25	174,000	193,575
6.000%, due 3/15/23	218,000	238,710
7.750%, due 3/15/22	167,000	184,952
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.250%, due 5/15/26‡	174,000	186,833
Penske Automotive Group, Inc.
5.500%, due 5/15/26	89,000	92,115
Scientific Games International, Inc.
5.000%, due 10/15/25‡	212,000	217,830
Six Flags Entertainment Corp.
4.875%, due 7/31/24‡	178,000	182,228
5.500%, due 4/15/27‡	81,000	84,038
Station Casinos LLC
5.000%, due 10/1/25‡	100,000	102,125
VICI Properties LP / VICI Note Co., Inc.
4.250%, due 12/1/26‡	205,000	210,125
4.625%, due 12/1/29‡	175,000	182,656
Viking Cruises Ltd.
5.875%, due 9/15/27‡	139,000	142,823
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, due 5/15/27‡	159,000	164,963
5.500%, due 3/1/25‡	304,000	316,920
Yum! Brands, Inc.
4.750%, due 1/15/30‡	139,000	148,556
		7,629,279
Consumer Staples — 5.2%
B&G Foods, Inc.
5.250%, due 4/1/25	159,000	162,180
Energizer Holdings, Inc.
6.375%, due 7/15/26‡	84,000	89,460
7.750%, due 1/15/27‡	109,000	120,172
JBS USA LUX SA / JBS USA Finance, Inc.
6.750%, due 2/15/28‡	159,000	176,092
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, due 1/15/30‡	214,000	231,655
6.500%, due 4/15/29‡	239,000	267,082
Lamb Weston Holdings, Inc.
4.625%, due 11/1/24‡	138,000	144,900
4.875%, due 11/1/26‡	147,000	155,452
Newell Brands, Inc.
3.850%, due 4/1/23	239,000	248,800
4.200%, due 4/1/26	344,000	359,335
5.375%, due 4/1/36	65,000	71,306
5.500%, due 4/1/46	118,000	129,228
Performance Food Group, Inc.
5.500%, due 10/15/27‡	189,000	198,922
Pilgrim's Pride Corp.
5.875%, due 9/30/27‡	146,000	154,943
Post Holdings, Inc.
5.000%, due 8/15/26‡	287,000	297,763
5.500%, due 3/1/25‡	175,000	181,344
5.500%, due 12/15/29‡	129,000	136,418
5.625%, due 1/15/28‡	167,000	177,229
5.750%, due 3/1/27‡	218,000	229,990
Tempur Sealy International, Inc.
5.500%, due 6/15/26	98,000	102,655
		3,634,926

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2020 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Energy — 5.7%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, due 5/20/25	$121,000	$128,865
5.625%, due 5/20/24	116,000	123,540
5.750%, due 5/20/27	87,000	94,612
5.875%, due 8/20/26	120,000	131,100
Buckeye Partners LP
3.950%, due 12/1/26	105,000	104,212
Cheniere Energy Partners LP
4.500%, due 10/1/29‡(a)	254,000	257,810
5.250%, due 10/1/25	266,000	273,647
5.625%, due 10/1/26	189,000	197,977
DCP Midstream Operating LP
5.125%, due 5/15/29	104,000	110,240
5.375%, due 7/15/25	139,000	151,510
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, due 1/30/28‡	177,000	184,080
Hess Midstream Operations LP
5.125%, due 6/15/28‡	95,000	98,088
5.625%, due 2/15/26‡	135,000	141,412
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.250%, due 3/15/22‡	83,000	85,698
Parsley Energy LLC / Parsley Finance Corp.
5.250%, due 8/15/25‡	70,000	71,575
5.375%, due 1/15/25‡	121,000	124,630
5.625%, due 10/15/27‡	122,000	128,710
Springleaf Finance Corp.
8.250%, due 12/15/20	174,000	182,265
Sunoco LP / Sunoco Finance Corp.
5.500%, due 2/15/26	135,000	139,050
6.000%, due 4/15/27	107,000	112,350
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000%, due 1/15/28	131,000	133,293
5.125%, due 2/1/25	99,000	101,723
5.375%, due 2/1/27	96,000	99,600
5.500%, due 3/1/30‡	165,000	169,538
5.875%, due 4/15/26	158,000	166,295
WPX Energy, Inc.
4.500%, due 1/15/30	150,000	150,375
5.250%, due 10/15/27	90,000	93,825
5.750%, due 6/1/26	110,000	115,500
8.250%, due 8/1/23	72,000	82,800
		3,954,320
Financials — 5.8%
CIT Group, Inc.
4.125%, due 3/9/21	78,000	79,267
4.750%, due 2/16/24	88,000	94,160
5.000%, due 8/15/22	198,000	210,127
5.250%, due 3/7/25	84,000	92,715
Fortress Transportation & Infrastructure Investors LLC
6.750%, due 3/15/22‡	119,000	122,570
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, due 9/15/24‡	139,000	141,780
6.375%, due 12/15/25	125,000	130,625
MSCI, Inc.
4.000%, due 11/15/29‡	174,000	177,915
4.750%, due 8/1/26‡	88,000	92,290
5.375%, due 5/15/27‡	82,000	88,970
Navient Corp.
5.500%, due 1/25/23	175,000	183,312
5.875%, due 3/25/21	112,000	115,640
6.500%, due 6/15/22	171,000	182,970
6.625%, due 7/26/21	112,000	117,600
7.250%, due 9/25/23	87,000	96,570
Quicken Loans, Inc.
5.250%, due 1/15/28‡	174,000	180,770
Refinitiv US Holdings, Inc.
6.250%, due 5/15/26‡	209,000	225,720
8.250%, due 11/15/26‡	269,000	299,935
Springleaf Finance Corp.
5.375%, due 11/15/29	129,000	133,999
5.625%, due 3/15/23	146,000	156,403
6.125%, due 5/15/22	174,000	185,962
6.125%, due 3/15/24	220,000	239,250
6.625%, due 1/15/28	135,000	152,213
6.875%, due 3/15/25	214,000	242,088
7.125%, due 3/15/26	279,000	319,804
		4,062,655
Health Care — 13.2%
Avantor, Inc.
6.000%, due 10/1/24‡	251,000	266,687
Bausch Health Cos., Inc.
5.000%, due 1/30/28‡	210,000	212,100
5.250%, due 1/30/30‡	210,000	213,675
5.500%, due 11/1/25‡	304,000	315,400
5.750%, due 8/15/27‡	92,000	98,440
7.250%, due 5/30/29‡	129,000	144,641
Centene Corp.
4.250%, due 12/15/27‡	430,000	448,275
4.625%, due 12/15/29‡	595,000	640,369
4.750%, due 1/15/25	114,000	117,990
5.375%, due 6/1/26‡	322,000	342,125
Charles River Laboratories International, Inc.
4.250%, due 5/1/28‡	89,000	90,112
5.500%, due 4/1/26‡	90,000	95,850
DaVita, Inc.
5.000%, due 5/1/25	264,000	270,270
Elanco Animal Health, Inc.
3.912%, due 8/27/21	99,000	101,449
4.272%, due 8/28/23	124,000	132,071
4.900%, due 8/28/28(a)	124,000	141,360
Encompass Health Corp.
4.500%, due 2/1/28	84,000	86,625
4.750%, due 2/1/30	85,000	88,187
HCA Healthcare, Inc.
6.250%, due 2/15/21	152,000	157,700
HCA, Inc.
5.375%, due 2/1/25	395,000	441,412
5.375%, due 9/1/26(a)	157,000	177,018
5.625%, due 9/1/28	231,000	267,671
5.875%, due 5/1/23	196,000	215,845
5.875%, due 2/15/26	238,000	273,403
5.875%, due 2/1/29	150,000	177,000
7.500%, due 2/15/22	312,000	342,810
Hologic, Inc.
4.375%, due 10/15/25‡	164,000	167,280

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2020 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Health Care (continued)
IQVIA, Inc.
5.000%, due 10/15/26‡	$182,000	$190,873
5.000%, due 5/15/27‡	189,000	199,395
MEDNAX, Inc.
5.250%, due 12/1/23‡	132,000	134,805
Molina Healthcare, Inc.
5.375%, due 11/15/22	120,000	127,050
Select Medical Corp.
6.250%, due 8/15/26‡	205,000	221,400
Service Corp. International
4.625%, due 12/15/27	106,000	110,770
5.125%, due 6/1/29	124,000	131,905
Tenet Healthcare Corp.
4.625%, due 7/15/24	265,000	271,956
4.625%, due 9/1/24‡	84,000	86,730
4.875%, due 1/1/26‡	299,000	310,960
5.125%, due 5/1/25	198,000	201,465
5.125%, due 11/1/27‡	214,000	223,630
6.250%, due 2/1/27‡	214,000	226,573
6.750%, due 6/15/23	264,000	285,780
8.125%, due 4/1/22	399,000	436,905
		9,185,962
Industrials — 9.5%
ADT Security Corp. (The)
3.500%, due 7/15/22	179,000	181,237
AECOM
5.125%, due 3/15/27	178,000	189,792
5.875%, due 10/15/24	132,000	146,190
American Builders & Contractors Supply Co., Inc.
4.000%, due 1/15/28‡	124,000	124,620
5.875%, due 5/15/26‡	99,000	103,702
Aramark Services, Inc.
4.750%, due 6/1/26	85,000	88,400
5.000%, due 4/1/25‡	100,000	103,750
5.000%, due 2/1/28‡	197,000	205,619
Colfax Corp.
6.000%, due 2/15/24‡	101,000	106,302
Dun & Bradstreet Corp. (The)
6.875%, due 8/15/26‡	124,000	135,935
Herc Holdings, Inc.
5.500%, due 7/15/27‡	204,000	212,670
Iron Mountain, Inc.
4.875%, due 9/15/27‡	170,000	174,250
4.875%, due 9/15/29‡	169,000	172,380
5.250%, due 3/15/28‡	143,000	149,435
Lennar Corp.
4.125%, due 1/15/22	110,000	112,887
4.500%, due 4/30/24	110,000	117,287
4.750%, due 4/1/21	99,000	100,980
4.750%, due 5/30/25	91,000	99,417
4.750%, due 11/29/27	150,000	165,375
5.875%, due 11/15/24	62,000	69,672
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, due 4/15/24‡	135,000	140,738
5.750%, due 4/15/26‡	230,000	241,213
PulteGroup, Inc.
4.250%, due 3/1/21	69,000	70,208
5.000%, due 1/15/27	106,000	117,130
5.500%, due 3/1/26	123,000	137,453
Signature Aviation US Holdings, Inc.
4.000%, due 3/1/28‡	115,000	113,131
5.375%, due 5/1/26‡	74,000	76,405
Spirit AeroSystems, Inc.
4.600%, due 6/15/28	120,000	122,554
Standard Industries, Inc.
4.750%, due 1/15/28‡	174,000	178,133
5.000%, due 2/15/27‡	80,000	83,600
6.000%, due 10/15/25‡	197,000	204,880
Taylor Morrison Communities, Inc.
5.750%, due 1/15/28‡	79,000	86,110
5.875%, due 6/15/27‡	80,000	89,200
Toll Brothers Finance Corp.
4.875%, due 3/15/27	77,000	84,508
TransDigm, Inc.
6.250%, due 3/15/26‡	682,000	736,560
6.375%, due 6/15/26	164,000	173,020
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
5.875%, due 6/15/24	74,000	80,660
United Rentals North America, Inc.
4.625%, due 10/15/25	122,000	124,593
4.875%, due 1/15/28	285,000	296,400
5.250%, due 1/15/30	134,000	143,715
5.500%, due 5/15/27	170,000	180,838
5.875%, due 9/15/26	161,000	171,465
6.500%, due 12/15/26	196,000	213,150
		6,625,564
Information Technology — 5.2%
CDK Global, Inc.
4.875%, due 6/1/27	106,000	111,565
5.000%, due 10/15/24	82,000	89,175
5.250%, due 5/15/29‡	84,000	89,880
5.875%, due 6/15/26	88,000	93,500
CDW LLC / CDW Finance Corp.
4.250%, due 4/1/28	109,000	112,679
5.000%, due 9/1/25	100,000	103,875
CommScope, Inc.
5.500%, due 3/1/24‡	222,000	228,660
6.000%, due 3/1/26‡	250,000	261,875
EMC Corp.
3.375%, due 6/1/23	172,000	174,795
Match Group, Inc.
5.000%, due 12/15/27‡	83,000	86,942
NCR Corp.
5.750%, due 9/1/27‡	84,000	89,250
6.125%, due 9/1/29‡	90,000	98,325
NortonLifeLock, Inc.
5.000%, due 4/15/25‡	187,000	190,740
Pitney Bowes, Inc.
4.125%, due 10/1/21	109,000	111,044
Qorvo, Inc.
4.375%, due 10/15/29‡	90,000	93,600
5.500%, due 7/15/26	159,000	168,142
Sensata Technologies BV
5.000%, due 10/1/25‡	112,000	121,240
Sensata Technologies UK Financing Co. PLC
6.250%, due 2/15/26‡	131,000	137,550
Sensata Technologies, Inc.
4.375%, due 2/15/30‡	80,000	80,400

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2020 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Information Technology (continued)
SS&C Technologies, Inc.
5.500%, due 9/30/27‡	$341,000	$360,608
Western Digital Corp.
4.750%, due 2/15/26	394,000	419,610
Xerox Corp.
4.125%, due 3/15/23	178,000	184,207
4.500%, due 5/15/21	183,000	187,446
		3,595,108
Materials — 6.9%
Alcoa Nederland Holding BV
6.125%, due 5/15/28‡	89,000	93,784
7.000%, due 9/30/26‡	85,000	92,012
Arconic, Inc.
5.125%, due 10/1/24	214,000	231,120
5.400%, due 4/15/21	218,000	224,267
6.150%, due 8/15/20	169,000	172,473
Ball Corp.
4.000%, due 11/15/23	174,000	183,352
4.875%, due 3/15/26	131,000	143,445
5.250%, due 7/1/25	170,000	189,975
Berry Global, Inc.
4.500%, due 2/15/26‡	81,000	82,215
4.875%, due 7/15/26‡	214,000	224,283
5.625%, due 7/15/27‡	89,000	94,785
Blue Cube Spinco LLC
9.750%, due 10/15/23	124,000	132,215
Constellium SE
5.875%, due 2/15/26‡	84,000	87,150
Crown Americas LLC / Crown Americas Capital Corp. IV
4.500%, due 1/15/23	169,000	177,239
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, due 2/1/26	150,000	155,625
Freeport-McMoRan, Inc.
3.550%, due 3/1/22	333,000	336,746
3.875%, due 3/15/23	338,000	344,760
5.000%, due 9/1/27(a)	99,000	102,589
5.250%, due 9/1/29(a)	99,000	104,197
5.450%, due 3/15/43	320,000	328,800
Mauser Packaging Solutions Holding Co.
5.500%, due 4/15/24‡	249,000	256,470
Novelis Corp.
4.750%, due 1/30/30‡	275,000	276,375
5.875%, due 9/30/26‡	254,000	269,875
Olin Corp.
5.000%, due 2/1/30	86,000	87,398
5.125%, due 9/15/27	88,000	91,410
5.625%, due 8/1/29	134,000	141,203
Owens-Brockway Glass Container, Inc.
5.875%, due 8/15/23‡(a)	114,000	121,980
Sealed Air Corp.
4.000%, due 12/1/27‡	75,000	75,469
		4,821,212
Media — 15.3%
AMC Networks, Inc.
4.750%, due 8/1/25(a)	138,000	139,035
5.000%, due 4/1/24	167,000	169,922
CCO Holdings LLC / CCO Holdings Capital Corp.
4.000%, due 3/1/23‡	62,000	62,930
4.750%, due 3/1/30‡	389,000	399,697
5.000%, due 2/1/28‡	307,000	320,815
5.125%, due 5/1/27‡	407,000	424,297
5.375%, due 6/1/29‡	189,000	201,757
5.500%, due 5/1/26‡	189,000	197,977
5.750%, due 2/15/26‡	333,000	349,650
5.875%, due 5/1/27‡	90,000	94,725
Clear Channel Worldwide Holdings, Inc.
5.125%, due 8/15/27‡	214,000	220,420
CSC Holdings LLC
5.250%, due 6/1/24	109,000	117,720
5.375%, due 2/1/28‡	158,000	167,480
5.500%, due 5/15/26‡	234,000	244,822
5.500%, due 4/15/27‡	202,000	214,372
5.750%, due 1/15/30‡	349,000	375,175
6.500%, due 2/1/29‡	269,000	299,262
6.750%, due 11/15/21	162,000	174,352
7.500%, due 4/1/28‡	164,000	186,140
10.875%, due 10/15/25‡	234,000	259,155
DISH DBS Corp.
5.000%, due 3/15/23	259,000	262,885
5.875%, due 7/15/22	339,000	355,102
6.750%, due 6/1/21	349,000	366,450
Gray Television, Inc.
5.125%, due 10/15/24‡	87,000	89,828
5.875%, due 7/15/26‡	120,000	125,550
7.000%, due 5/15/27‡	134,000	145,725
iHeartCommunications, Inc.
4.750%, due 1/15/28‡	89,000	90,113
5.250%, due 8/15/27‡	124,000	129,270
6.375%, due 5/1/26	144,000	155,520
Lamar Media Corp.
5.750%, due 2/1/26	114,000	119,985
Live Nation Entertainment, Inc.
4.750%, due 10/15/27‡	159,000	163,770
4.875%, due 11/1/24‡	98,000	101,308
Netflix, Inc.
4.375%, due 11/15/26	172,000	180,772
4.875%, due 4/15/28	270,000	288,900
4.875%, due 6/15/30‡	169,000	177,028
5.375%, due 11/15/29‡(a)	154,000	167,090
5.500%, due 2/15/22	127,000	133,985
5.875%, due 2/15/25	120,000	135,000
5.875%, due 11/15/28	334,000	376,585
6.375%, due 5/15/29	133,000	155,278
Nexstar Broadcasting, Inc.
5.625%, due 8/1/24‡	145,000	150,619
5.625%, due 7/15/27‡	309,000	324,450
Nielsen Co. Luxembourg SARL (The)
5.000%, due 2/1/25‡(a)	85,000	86,488
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, due 3/15/30‡	89,000	91,670
5.000%, due 8/15/27‡	109,000	113,905
Sinclair Television Group, Inc.
5.500%, due 3/1/30‡	85,000	86,913
Sirius XM Radio, Inc.
3.875%, due 8/1/22‡	173,000	175,163
4.625%, due 7/15/24‡	249,000	258,338
5.000%, due 8/1/27‡	258,000	270,900
5.375%, due 7/15/26‡	173,000	182,515

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2020 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Media (continued)
Sirius XM Radio, Inc. (continued)
5.500%, due 7/1/29‡	$214,000	$230,585
TEGNA, Inc.
4.625%, due 3/15/28‡	175,000	175,875
5.000%, due 9/15/29‡	184,000	185,840
		10,673,108
Real Estate — 1.6%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
5.750%, due 5/15/26‡	170,000	177,229
ESH Hospitality, Inc.
4.625%, due 10/1/27‡	129,000	128,839
Howard Hughes Corp. (The)
5.375%, due 3/15/25‡	170,000	174,887
iStar, Inc.
4.250%, due 8/1/25	105,000	105,525
4.750%, due 10/1/24	119,000	123,760
Ryman Hospitality Properties, Inc.
4.750%, due 10/15/27‡	119,000	123,463
Starwood Property Trust, Inc.
3.625%, due 2/1/21	82,000	82,103
4.750%, due 3/15/25	87,000	90,915
5.000%, due 12/15/21	118,000	120,950
		1,127,671
Telecommunication Services — 5.0%
CenturyLink, Inc.
4.000%, due 2/15/27‡	210,000	211,312
5.125%, due 12/15/26‡	220,000	226,050
5.625%, due 4/1/25(a)	89,000	94,340
5.800%, due 3/15/22	237,000	249,146
6.450%, due 6/15/21	208,000	218,140
7.500%, due 4/1/24(a)	169,000	190,759
Hughes Satellite Systems Corp.
6.625%, due 8/1/26	125,000	137,812
Level 3 Financing, Inc.
4.625%, due 9/15/27‡	174,000	178,568
5.250%, due 3/15/26	133,000	138,320
SBA Communications Corp.
4.000%, due 10/1/22	135,000	137,194
4.875%, due 9/1/24	180,000	185,850
Sprint Corp.
7.250%, due 9/15/21	382,000	400,145
T-Mobile USA, Inc.
4.000%, due 4/15/22	82,000	84,255
4.500%, due 2/1/26	172,000	176,730
4.750%, due 2/1/28	260,000	276,575
5.375%, due 4/15/27	85,000	90,950
6.500%, due 1/15/26	351,000	373,815
ViaSat, Inc.
5.625%, due 4/15/27‡	100,000	104,625
		3,474,586
Transportation — 0.5%
American Airlines Group, Inc.
5.000%, due 6/1/22‡	134,000	139,533
XPO Logistics, Inc.
6.750%, due 8/15/24‡	169,000	182,943
		322,476
Utilities — 4.4%
AES Corp.
4.000%, due 3/15/21	87,000	88,087
4.500%, due 3/15/23	75,000	76,500
5.125%, due 9/1/27	87,000	91,567
6.000%, due 5/15/26	92,000	97,290
Calpine Corp.
4.500%, due 2/15/28‡	210,000	208,163
5.250%, due 6/1/26‡	209,000	215,792
Clearway Energy Operating LLC
4.750%, due 3/15/28‡	105,000	108,019
5.750%, due 10/15/25	106,000	111,300
NextEra Energy Operating Partners LP
3.875%, due 10/15/26‡	89,000	89,859
4.250%, due 7/15/24‡	124,000	129,115
4.250%, due 9/15/24‡	91,000	94,981
4.500%, due 9/15/27‡	92,000	95,680
NRG Energy, Inc.
5.250%, due 6/15/29‡	124,000	133,765
5.750%, due 1/15/28	139,000	149,773
6.625%, due 1/15/27	216,000	232,200
7.250%, due 5/15/26	176,000	190,080
TerraForm Power Operating LLC
4.250%, due 1/31/23‡	94,000	96,585
4.750%, due 1/15/30‡	115,000	121,038
5.000%, due 1/31/28‡	122,000	131,760
Vistra Operations Co. LLC
5.000%, due 7/31/27‡	219,000	225,570
5.500%, due 9/1/26‡	169,000	176,183
5.625%, due 2/15/27‡	230,000	238,625
		3,101,932
Total Corporate Bonds
(Cost $60,685,003)		62,208,799

Foreign Bonds — 9.0%

Consumer Discretionary — 2.4%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.875%, due 1/15/28‡	134,000	134,503
4.250%, due 5/15/24‡	262,000	267,567
4.375%, due 1/15/28‡	125,000	125,313
5.000%, due 10/15/25‡	482,000	496,460
Fiat Chrysler Automobiles NV, (United Kingdom)
5.250%, due 4/15/23	255,000	272,850
Parkland Fuel Corp., (Canada)
5.875%, due 7/15/27‡	84,000	89,040
6.000%, due 4/1/26‡	90,000	94,950
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, (Canada)
7.000%, due 7/15/26‡	173,000	187,921
		1,668,604
Industrials — 0.4%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., (Canada)
6.250%, due 9/15/27‡	100,000	107,500
GFL Environmental, Inc., (Canada)
5.125%, due 12/15/26‡	90,000	92,700
Mattamy Group Corp., (Canada)
5.250%, due 12/15/27‡	85,000	89,038
		289,238
Information Technology — 0.7%
Nokia OYJ, (Finland)
3.375%, due 6/12/22	73,000	74,186

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2020 (unaudited)

	Principal Amount	Value
Foreign Bonds (continued)

Information Technology (continued)
Nokia OYJ (continued)
4.375%, due 6/12/27	$89,000	$94,126
Open Text Corp., (Canada)
5.875%, due 6/1/26‡	148,000	155,955
Telefonaktiebolaget LM Ericsson, (Sweden)
4.125%, due 5/15/22	166,000	172,210
		496,477
Materials — 2.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., (Ireland)
4.125%, due 8/15/26‡	90,000	92,700
5.250%, due 8/15/27‡	134,000	140,365
FMG Resources August 2006 Pty Ltd., (Australia)
4.500%, due 9/15/27‡	104,000	105,040
4.750%, due 5/15/22‡	120,000	123,300
5.125%, due 3/15/23‡	86,000	90,407
5.125%, due 5/15/24‡	130,000	136,987
NOVA Chemicals Corp., (Canada)
4.875%, due 6/1/24‡	179,000	183,923
5.250%, due 6/1/27‡	179,000	181,909
OCI NV, (Netherlands)
5.250%, due 11/1/24‡	104,000	107,250
Trivium Packaging Finance BV, (Netherlands)
5.500%, due 8/15/26‡	178,000	188,235
		1,350,116
Media — 1.8%
Telenet Finance Luxembourg Notes SARL, (Belgium)
5.500%, due 3/1/28‡	200,000	212,000
Videotron Ltd., (Canada)
5.125%, due 4/15/27‡	98,000	102,900
Virgin Media Secured Finance PLC, (United Kingdom)
5.500%, due 8/15/26‡	129,000	135,127
5.500%, due 5/15/29‡	244,000	256,810
Ziggo Bond Co. BV, (Netherlands)
6.000%, due 1/15/27‡	110,000	114,813
Ziggo BV, (Netherlands)
4.875%, due 1/15/30‡	89,000	91,507
5.500%, due 1/15/27‡	341,000	359,329
		1,272,486
Telecommunication Services — 1.7%
Altice France SA, (France)
5.500%, due 1/15/28‡(a)	190,000	193,087
Intelsat Jackson Holdings SA, (Luxembourg)
9.500%, due 9/30/22‡	85,000	96,050
Telecom Italia Capital SA, (Italy)
6.000%, due 9/30/34	170,000	190,400
7.200%, due 7/18/36	170,000	209,950
7.721%, due 6/4/38	170,000	218,663
Telecom Italia SpA, (Italy)
5.303%, due 5/30/24‡	259,000	282,672
		1,190,822
Total Foreign Bonds
(Cost $6,113,185)		6,267,743

	Shares	Value
Short-Term Investments — 2.7%

Money Market Funds — 2.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.44%(b)	785,892	$785,892
Dreyfus Government Cash Management Fund, Institutional Shares, 1.51%(b)(c)	1,090,690	1,090,690
Total Short-Term Investments
(Cost $1,876,582)		1,876,582

Total Investments — 100.9%
(Cost $68,674,770)		70,353,124
Other Assets and Liabilities, Net — (0.9)%		(588,565)
Net Assets — 100.0%		$69,764,559

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,074,078; total market value of collateral held by the Fund was $2,157,312. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,066,622.
(b)	Reflects the 1-day yield at January 31, 2020.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Corporate Bonds	$–	$62,208,799	$–	$62,208,799
Foreign Bonds	–	6,267,743	–	6,267,743
Short-Term Investments:
Money Market Funds	1,876,582	–	–	1,876,582
Total Investments in Securities	$1,876,582	$68,476,542	$–	$70,353,124

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.